GOING CONCERN	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
GOING CONCERN
GOING CONCERN

NOTE 2: GOING CONCERN

The accompanying condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has not generated profits since inception, has sustained net losses of $22,659,480 and $8,088,980 for the nine months ended September 30,

2021 and 2020, respectively, and has incurred negative cash flows from operations for the nine months ended September 30, 2021 and 2020. The Company has historically lacked liquidity to satisfy obligations as they come due and as of September 30, 2021, and the Company had a working capital deficit of $18,194,632. These factors raise substantial doubt about the Company’s ability to continue as a going concern. The Company expects to continue to generate operating losses for the foreseeable future. The accompanying consolidated financial statements do not include any adjustments as a result of this uncertainty.

Management Plans

As of November 11, 2021, the date of issuance of these unaudited interim condensed consolidated financial statements, the Company expects that its cash and cash equivalents of $254,527 as of September 30, 2021, together with the measures described below, will be sufficient to fund its operating expenses, debt obligations and capital expenditure requirements for at least one year from the date these consolidated financial statements are issued.

In August 2021, the Company entered into an equity line of credit agreement which the investor is committed to purchase up to $17,500,000 of the Company’s common stock (see Note 8). The Company plans to utilize multiple drawdowns on this agreement, subject to satisfying a registration rights agreement and other restrictions.

Throughout the next twelve months, the Company intends to fund its operations primarily from the funds raised through the equity line of credit agreement. The Company may pursue secondary offerings or debt financings to provide working capital and satisfy debt obligations.

There can be no assurance as to the availability or terms upon which such financing and capital might be available in the future. If the Company is unable to secure additional funding, it may be forced to curtail or suspend its business plans.

NOTE 2: GOING CONCERN

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has not generated profits since inception, has sustained net losses of $10,728,295 and $5,653,973 for the years ended December 31, 2020 and 2019, respectively, and has incurred negative cash flows from operations for the years ended December 31, 2020 and 2019. The Company has historically lacked liquidity to satisfy obligations as they come due and as of December 31, 2020, the Company had a working capital deficit of $18,270,034. These factors raise substantial doubt about the Company’s ability to continue as a going concern. The Company’s ability to continue as a going concern for the next twelve months is dependent upon its ability to generate sufficient cash flows from operations to meet its obligations, which it has not been able to accomplish to date, and/or to obtain additional capital financing. No assurance can be given that the Company will be successful in these efforts. The accompanying consolidated financial statements do not include any adjustments as a result of this uncertainty.